Merger and Acquisition (Merger Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Jun. 08, 2013	Dec. 28, 2014	Sep. 28, 2014	Dec. 28, 2014	Apr. 28, 2013	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012	Apr. 27, 2011	Apr. 01, 2013	Feb. 08, 2013
Business Acquisition [Line Items]
Total consideration paid to predecessor shareholders	$ 28,750,000,000
Long term debt							16,500,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility							11,500,000,000
Increase in goodwill		25,000,000	275,000,000
Decrease in indefinite-lived trademarks and licenses				493,000,000
Deferred taxes, business combination, valuation allowance, available to reduce income tax expense				24,000,000
Deferred taxes, business combination, valuation allowance, available to reduce goodwill and intangible assets		166,000,000		166,000,000
Decrease in other deferred liability				59,000,000
Inventory, finished goods and work in process, gross							384,000,000
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Total consideration paid to predecessor shareholders	23,564,000,000
Long term debt	3,022,000,000
Goodwill on acquisition	15,292,000,000						15,290,000,000
2013 Merger related costs	58,000,000
Common Stock [Member] | H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Business acquisition, share price							$ 72.50
Cash [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility		9,500,000,000		9,500,000,000			9,500,000,000
Long-term Debt [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, senior credit facility													3,100,000,000
Senior Debt Obligations [Member]
Business Acquisition [Line Items]
Debt issuance costs	316,000,000			321,000,000
6.375% U.S. Dollar Debentures due July 2028 [Member]
Business Acquisition [Line Items]
Interest rate on notes issued		6.375%		6.375%			6.375%
US Dollar Notes Due 2030, 6.25 Percent [Member]
Business Acquisition [Line Items]
Interest rate on notes issued							6.25%
6.75% U.S. Dollar Notes due March 2032 [Member]
Business Acquisition [Line Items]
Interest rate on notes issued		6.75%		6.75%			6.75%
7.125% U.S. Dollar Notes due August 2039 [Member]
Business Acquisition [Line Items]
Interest rate on notes issued		7.125%		7.125%			7.125%
Successor [Member]
Business Acquisition [Line Items]
Increase in goodwill				275,000,000		(521,000,000)
Goodwill on acquisition		14,959,000,000		14,959,000,000		15,070,000,000								0
2013 Merger related costs				0		158,000,000
Integration costs					45,000,000	70,000,000
Severance costs						88,000,000
Loss from the extinguishment of debt				0		0
Predecessor [Member]
Business Acquisition [Line Items]
Goodwill on acquisition					3,079,000,000		3,056,000,000	3,079,000,000		3,185,000,000
2013 Merger related costs							112,000,000	45,000,000	45,000,000	0	0
Severance costs												48,000,000
Professional Fees												64,000,000
Loss from the extinguishment of debt							129,000,000		0		0
Minimum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, useful life				3 years
Maximum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, useful life				40 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				20 years
Preferred Stock [Member]
Business Acquisition [Line Items]
Long term debt							7,600,000,000
Common Stock [Member]
Business Acquisition [Line Items]
Long term debt							8,500,000,000
Warrant [Member]
Business Acquisition [Line Items]
Long term debt							$ 400,000,000